Annual Total Returns - FidelitySeriesGovernmentBondIndexFund-PRO - FidelitySeriesGovernmentBondIndexFund-PRO - Fidelity Series Government Bond Index Fund - Fidelity Series Government Bond Index Fund	Oct. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 17, 2018
Annual Return 2019	6.63%
Annual Return 2020	7.98%
Annual Return 2021	(2.34%)
Annual Return 2022	(12.36%)
Annual Return 2023	4.30%